Retirement benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Defined Benefit Plan

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
At 1 January	96	91	250	—	—	(152)	96	91	98

Recognised in profit or loss

Interest expense/(income)	3	3	6	—	—	(2)	3	3	4

Exceptional item: settlement loss	—	—	14	—	—	1	—	—	15

	3	3	20	—	—	(1)	3	3	19

Recognised in other comprehensive income

Actuarial loss/(gain) arising from changes in:
Demographic assumptions	(3)	(1)	—	—	—	—	(3)	(1)	—

Financial assumptions	10	9	(14)	—	—	—	10	9	(14)

Experience adjustments	1	(1)	(3)	—	—	—	1	(1)	(3)

Return on plan assets	—	—	—	—	—	8	—	—	8

Re-measurement loss/(gain)	8	7	(17)	—	—	8	8	7	(9)

Exchange adjustments	2	1	(1)	—	—	—	2	1	(1)

	10	8	(18)	—	—	8	10	8	(10)

Other

Group contributions	—	—	—	(6)	(6)	(16)	(6)	(6)	(16)

Benefits paid	(6)	(6)	(11)	6	6	11	—	—	—

Settlement payments	—	—	(150)	—	—	150	—	—	—

	(6)	(6)	(161)	—	—	145	(6)	(6)	(16)

At 31 December	103	96	91	—	—	—	103	96	91

Comprising:

UK unfunded plan	31	26	24	—	—	—	31	26	24

US unfunded plans	50	48	45	—	—	—	50	48	45

US unfunded post-retirement plans	22	22	22	—	—	—	22	22	22

	103	96	91	—	—	—	103	96	91

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Movement in asset restriction

At 1 January	—	—	—	—	—	3	—	—	3

Recognised in other comprehensive income	—	—	—	—	—	(3)	—	—	(3)

At 31 December	—	—	—	—	—	—	—	—	—

Summary of Principal Financial Assumptions Used to Determine Benefit Obligations
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2020%	2019%	2018%
UK plan only:

Pension increases	3.0	2.7	3.2

Inflation rate	3.0	2.7	3.2

Discount rate:

UK plan	1.4	2.1	3.0

US plans	1.9	2.9	3.9

US post-retirement plan	2.0	2.9	4.0

US healthcare cost trend rate assumed for the next year:

Pre-65 (ultimate rate reached in 2029)	6.4	6.7	7.1

Post-65 (ultimate rate reached in 2029)	6.8	7.1	7.6

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Defined Benefit Plans - Life Expectancy Assumptions at Retirement Age
The assumptions used for life expectancy at retirement age are as follows:

		UK			US
		2020 Years	2019 Years	2018 Years	2020 Years	2019 Years	2018 Years
Current pensioners at 65 a	– male	24	24	24	22	21	21

	– female	26	26	26	23	23	23

Future pensioners at 65 b	– male	25	25	25	23	22	22

	– female	28	28	28	24	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2040.

Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions	The sensitivity analysis below relates to the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		Increase/(decrease) in liabilities $m
Discount rate	0.25% decrease	3.2

	0.25% increase	(3.2)

Inflation rate	0.25% decrease	(1.4)

	0.25% increase	1.4

Mortality rate	One-year increase	5.7

Healthcare costs trend rate	1% decrease	(1.6)

	1% increase	1.7

Summary of Estimated Future Benefit Payments

	2020	2019
	$m	$m
Within one year	6	6

Between one and five years	22	22

More than five years	101	107

	129	135

	2020	2019
	Years	Years
UK plan	19.0	18.0

US plans	9.3	9.3

US post-retirement plan	9.9	9.8